Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2023		2024		2025
Income tax expense as per the consolidated statement of income	₹	33,992	₹	36,089	₹	42,777
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		(275)		259		83
Gains/(losses) on cash flow hedging derivatives		(825)		554		(260)
Remeasurements of the defined benefit plans		(16)		111		49
	₹	32,876	₹	37,013	₹	42,649

Summary of Components of Income Tax Expense

Income tax expense consists of the following:

	Year ended March 31,
	2023		2024		2025
Current tax expense	₹	32,198	₹	34,973	₹	45,405
Deferred tax expense/(reversal)		1,794		1,116		(2,628)
	₹	33,992	₹	36,089	₹	42,777

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2023		2024		2025
Profit before tax	₹	147,657	₹	147,210	₹	174,957
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	51,591	₹	51,435	₹	61,130
Effect of:
Income exempt from tax	₹	(17,398)	₹	(14,897)	₹	(12,960)
Basis differences that will reverse during a tax holiday period		268		(202)		(332)
Income taxed at higher / (lower) rates		(3,818)		(7,497)		(7,736)
Taxes related to prior years		(536)		2,567		(2,306)
Changes in unrecognized deferred tax assets		618		1,092		(17)
Expenses disallowed for tax purpose		3,563		3,945		4,460
Others, net		(296)		(354)		538
Income tax expense	₹	33,992	₹	36,089	₹	42,777
Effective income tax rate		23.02%		24.52%		24.45%

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2024		2025
Deferred tax assets
Carry forward losses (1)	₹	1,254	₹	898
Trade payables, accrued expenses and other liabilities		5,793		7,106
Allowances for lifetime expected credit loss		1,618		1,428
Cash flow hedges		-		65
Others		94		144
	₹	8,759	₹	9,641

Deferred tax liabilities
Property, plant and equipment	₹	(912)	₹	(536)
Amortizable goodwill		(4,909)		(5,449)
Intangible assets		(8,601)		(7,931)
Interest income and fair value movement of investments		(1,347)		(2,912)
Contract liabilities		(625)		(209)
Special Economic Zone re-investment reserve		(7,820)		(3,485)
Undistributed earnings of subsidiaries		-		(3,001)
Cash flow hedges		(195)		-
	₹	(24,409)	₹	(23,523)

Deferred tax liabilities, net	₹	(15,650)	₹	(13,882)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	1,817	₹	2,561
Deferred tax liabilities		(17,467)		(16,443)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2023	As at April 1, 2022		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2023
Carry forward losses	₹	2,144	₹	397	₹	-	₹	-	₹	83	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		99		16		-		149		6,367
Allowances for lifetime expected credit loss		2,987		(1,234)		-		-		(10)		1,743
Property, plant and equipment		(1,058)		202		-		-		(55)		(911)
Amortizable goodwill		(3,285)		(299)		-		-		(271)		(3,855)
Intangible assets		(9,645)		1,947		-		(1,750)		(722)		(10,170)
Interest income and fair value movement of investments		(1,067)		(367)		275		-		(11)		(1,170)
Cash flow hedges		(466)		-		825		-		-		359
Contract asset / (Contract liabilities)		(60)		(298)		-		-		(12)		(370)
Special Economic Zone re-investment reserve		(5,549)		(1,688)		-		-		-		(7,237)
Others		53		(553)		-		134		(67)		(433)
Deferred tax liabilities, net	₹	(9,843)	₹	(1,794)	₹	1,116	₹	(1,616)	₹	(916)	₹	(13,053)

Movement during the year ended March 31, 2024	As at April 1, 2023		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2024
Carry forward losses	₹	2,624	₹	(1,384)	₹	-	₹	-	₹	14	₹	1,254
Trade payables, accrued expenses and other liabilities		6,367		(477)		(111)		(4)		18		5,793
Allowances for lifetime expected credit loss		1,743		(129)		-		-		4		1,618
Property, plant and equipment		(911)		(1)		-		-		-		(912)
Amortizable goodwill		(3,855)		(993)		-		-		(61)		(4,909)
Intangible assets		(10,170)		2,067		-		(367)		(131)		(8,601)
Interest income and fair value movement of investments		(1,170)		82		(259)		-		-		(1,347)
Cash flow hedges		359		-		(554)		-		-		(195)
Contract asset / (Contract liabilities)		(370)		(257)		-		5		(3)		(625)
Special Economic Zone re-investment reserve		(7,237)		(583)		-		-		-		(7,820)
Others		(433)		559		-		(22)		(10)		94
Deferred tax liabilities, net	₹	(13,053)	₹	(1,116)	₹	(924)	₹	(388)	₹	(169)	₹	(15,650)

Movement during the year ended March 31, 2025	As at April 1, 2024		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combination and others		Translation adjustment		As at March 31, 2025
Carry forward losses	₹	1,254	₹	(357)	₹	-	₹	-	₹	1	₹	898
Trade payables, accrued expenses and other liabilities		5,793		1,362		(49)		-		-		7,106
Allowances for lifetime expected credit loss		1,618		(190)		-		-		-		1,428
Property, plant and equipment		(912)		371		-		-		5		(536)
Amortizable goodwill		(4,909)		(422)		-		-		(118)		(5,449)
Intangible assets		(8,601)		1,446		-		(566)		(210)		(7,931)
Interest income and fair value movement of investments		(1,347)		(1,482)		(83)		-		-		(2,912)
Cash flow hedges		(195)		-		260		-		-		65
Contract asset / (Contract liabilities)		(625)		428		-		-		(12)		(209)
Special Economic Zone re-investment reserve		(7,820)		4,335		-		-		-		(3,485)
Undistributed earnings of subsidiaries		-		(2,941)		-		-		(60)		(3,001)
Others		94		78		-		-		(28)		144
Deferred tax liabilities, net	₹	(15,650)	₹	2,628	₹	128	₹	(566)	₹	(422)	₹	(13,882)